SUPPLEMENTAL INFORMATION - Cash Flow (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Operating activities:
Net income (loss)	$ (54)	$ 264
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	155	169
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	128	144
Undistributed income (loss) of unconsolidated subsidiaries	7	(4)
Other non-cash items	39	33
Changes in operating assets and liabilities:
Provisions	(152)	(106)
Deferred income taxes	(32)	32
Trade and financing receivables related to sales, net	644	(293)
Inventories, net	(551)	(879)
Trade payables	(504)	129
Other assets and liabilities	(212)	(240)
Net cash used in operating activities	(532)	(751)
Investing activities:
Additions to retail receivables	(926)	(947)
Collections of retail receivables	1,035	1,225
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	5	0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(63)	(79)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(256)	(285)
Other	127	48
Net cash provided by (used in) investing activities	(78)	(38)
Financing activities:
Proceeds from long-term debt	2,220	3,810
Payments of long-term debt	(2,657)	(4,001)
Net increase (decrease) in other financial liabilities	243	(321)
Dividends paid	(1)	(1)
Net cash used in financing activities	(195)	(513)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(264)	(42)
Increase (decrease) in cash and cash equivalents	(1,069)	(1,344)
Cash and cash equivalents and restricted cash, beginning of year	5,773	5,803
Cash and cash equivalents and restricted cash, end of period	4,704	4,459
Industrial Activities
Operating activities:
Net income (loss)	(54)	264
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	155	168
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	65	79
Undistributed income (loss) of unconsolidated subsidiaries	(25)	(84)
Other non-cash items	15	28
Changes in operating assets and liabilities:
Provisions	(150)	(96)
Deferred income taxes	(27)	10
Trade and financing receivables related to sales, net	46	(65)
Inventories, net	(697)	(950)
Trade payables	(478)	171
Other assets and liabilities	(223)	(339)
Net cash used in operating activities	(1,373)	(814)
Investing activities:
Additions to retail receivables	0	0
Collections of retail receivables	0	0
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	5	0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(63)	(77)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(98)	(100)
Other	517	(370)
Net cash provided by (used in) investing activities	361	(547)
Financing activities:
Proceeds from long-term debt	100	683
Payments of long-term debt	(5)	(630)
Net increase (decrease) in other financial liabilities	150	73
Dividends paid	(1)	(1)
Proceeds from (Payments for) Other Financing Activities	0	0
Net cash used in financing activities	244	125
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(208)	(42)
Increase (decrease) in cash and cash equivalents	(976)	(1,278)
Cash and cash equivalents and restricted cash, beginning of year	4,527	4,553
Cash and cash equivalents and restricted cash, end of period	3,551	3,275
Financial Services
Operating activities:
Net income (loss)	80	95
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	0	1
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	63	65
Undistributed income (loss) of unconsolidated subsidiaries	(8)	(8)
Other non-cash items	24	5
Changes in operating assets and liabilities:
Provisions	(2)	(10)
Deferred income taxes	(5)	22
Trade and financing receivables related to sales, net	600	(229)
Inventories, net	146	71
Trade payables	(28)	(41)
Other assets and liabilities	11	99
Net cash used in operating activities	881	70
Investing activities:
Additions to retail receivables	(926)	(947)
Collections of retail receivables	1,035	1,225
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	0	0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	0	(2)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(158)	(185)
Other	(390)	398
Net cash provided by (used in) investing activities	(439)	489
Financing activities:
Proceeds from long-term debt	2,120	3,127
Payments of long-term debt	(2,652)	(3,371)
Net increase (decrease) in other financial liabilities	93	(394)
Dividends paid	(40)	(7)
Proceeds from (Payments for) Other Financing Activities	0	20
Net cash used in financing activities	(479)	(625)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(56)	0
Increase (decrease) in cash and cash equivalents	(93)	(66)
Cash and cash equivalents and restricted cash, beginning of year	1,246	1,250
Cash and cash equivalents and restricted cash, end of period	$ 1,153	$ 1,184